LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 12, 2014

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

LEGG MASON BATTERYMARCH MANAGED VOLATILITY INTERNATIONAL DIVIDEND FUND, EACH DATED FEBRUARY 1, 2014

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Summary Prospectus and Prospectus:

Effective June 30, 2014, the fund will be renamed QS Batterymarch Managed Volatility International Dividend Fund.

Effective June 30, 2014, the name of the fund’s subadviser will change from Batterymarch Financial Management, Inc. to QS Batterymarch Financial Management, Inc.

Effective June 16, 2014, the sections of the Summary Prospectus and the Prospectus titled “Principal investment strategies” are replaced with the following text:

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund invests substantially all of its assets in securities of non-U.S. issuers, including issuers in emerging markets, and may invest in issuers of any market capitalization.

The subadviser typically emphasizes investments in stocks expected to pay dividends and favors stocks with lower volatility characteristics as identified by its proprietary security risk assessment process. Dividend-paying stocks are identified by using a combination of historical dividend payments and future dividend estimates from third party analyst databases, as available.

The subadviser pursues the fund’s investment objectives by implementing an investment strategy that utilizes proprietary quantitative investment models to assist with stock selection, portfolio construction and risk control.

The subadviser seeks to manage volatility through the following methods:

•	Analyzing outputs from its multifactor risk model and measurements of each stock’s risk relative to the overall risk of the equity markets (beta)

•	Looking for companies that offer a combination of attractive yields, high dividend growth, a record of increasing dividends and the cash flow to support dividend payments

Both of these types of risk measures (statistical and fundamental) are used to assist the subadviser in constructing a portfolio of securities for the fund.

Additionally, elements of the subadviser’s multi-dimensional stock-ranking model are used to identify securities that the subadviser believes will have less volatility than the overall equity markets.

The portfolio managers are part of a team approach to research to improve the quantitative models, and thus the models are expected to evolve over time as changes are incorporated.

Effective May 30, 2014, the sections of the Summary Prospectus and the Prospectus titled “Management — Portfolio Managers” are replaced with the following text:

Portfolio managers: Stephen A. Lanzendorf, CFA, Joseph S. Giroux and Jeremy Wee, CFA. Mr. Lanzendorf (Deputy Chief Investment Officer), Mr. Giroux (Portfolio Manager) and Mr. Wee (Portfolio Manager) have been portfolio managers of the fund since its inception.

Effective June 16, 2014, the first eight paragraphs of the section of the Prospectus titled “More on the fund’s investment strategies, investments and risks” are replaced with the following text:

The fund seeks to provide long-term capital appreciation and income.

Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics. The fund invests substantially all of its assets in securities of non-U.S. issuers, including issuers in emerging markets, and may invest in issuers of any market capitalization.

The subadviser typically emphasizes investments in stocks expected to pay dividends and favors stocks with lower volatility characteristics as identified by its proprietary security risk assessment process. Dividend-paying stocks are identified by using a combination of historical dividend payments and future dividend estimates from third party analyst databases, as available.

The subadviser pursues the fund’s investment objective by implementing an investment strategy that utilizes proprietary quantitative investment models to assist with stock selection, portfolio construction and risk control.

The subadviser seeks to manage volatility through the following methods:

•	Analyzing outputs from its multifactor risk model and measurements of each stock’s risk relative to the overall risk of the equity markets (beta)

•	Looking for companies that offer a combination of attractive yields, high dividend growth, a record of increasing dividends and the cash flow to support dividend payments

Both of these types of risk measures (statistical and fundamental) are used to assist the subadviser in constructing a portfolio of securities for the fund.

Additionally, elements of the subadviser’s multi-dimensional stock-ranking model are used to identify securities that the subadviser believes will have less volatility than the overall equity markets.

The portfolio managers are part of a team approach to research to improve the quantitative models, and thus the models are expected to evolve over time as changes are incorporated.

Effective May 30, 2014, the section of the Prospectus titled “More on fund management — Portfolio managers” is replaced with the following text:

Portfolio managers

At Batterymarch, all portfolios are managed on a collaborative basis using a systematic, rules-based approach. Members of the investment team may change from time to time.

Stephen A. Lanzendorf, CFA, Joseph S. Giroux and Jeremy Wee, CFA, have leadership responsibility for the day-to-day management of the fund. They are responsible for the strategic oversight of the fund’s investments. Their focus is on portfolio structure, and they are primarily responsible for ensuring that the fund complies with its investment objectives, guidelines and restrictions and Batterymarch’s current investment strategies. Messrs Lanzendorf, Giroux and Wee have been portfolio managers of the fund since its inception.

Mr. Lanzendorf, Deputy Chief Investment Officer, has 30 years of investment experience. He joined Batterymarch in 2006. Mr. Lanzendorf was previously employed at Independence Investments LLC from 1994 to 2005 where he most recently served as director of Quantitative Strategies from 1999 to 2005. He has a B.S. and M.S. from the Massachusetts Institute of Technology.

Mr. Giroux, Portfolio Manager, has 20 years of experience in the investment industry. He joined Batterymarch in 2012. Mr. Giroux previously managed both U.S. and non-U.S. assets for several firms — Golden Capital Management, Wells Capital Management and Evergreen Investments — that were affiliated with or acquired by Wells Fargo. He was also a portfolio manager at TriPoint Asset Management and The Boston Company Asset Management. He has a B.S. from New England Institute of Technology and completed graduate coursework at Brown University.

Mr. Wee, CFA, Portfolio Manager, has 15 years of experience in the investment industry. He joined Batterymarch in 2012. Prior to Batterymarch, Mr. Wee was a principal and lead quantitative analyst at Blackstone and served as vice president of quantitative research at Legg Mason, Inc. (formerly Citigroup Asset Management). He was also a global money market dealer at Dresdner Kleinwort Benson in Singapore. He holds a B.S.E. from the University of Michigan and an M.B.A. from the MIT Sloan School of Management.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

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The effectiveness of the changes described in this supplement are contingent upon the closing of the acquisition of QS Investors by Legg Mason, Inc.

Please retain this supplement for future reference.

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